Related Parties Transactions - Schedule of Due to Related Parties (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Helport (Thailand) Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[1]	$ 10,372
Amount due to related parties	[2]	30,181
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from a related party		10,372
Amount due to related parties		2,659,556	965,776
Chunyi Hao [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	1,300,000
Michelle Zhang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[3]	764,447
Ufintek Group Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]	558,213	604,084
Yu Fan [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]	6,715	276,701
Stony Holdings Limited [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5]		$ 84,991

[1]	As of the Closing Date, US$1,500,000 remained outstanding under the Tristar Promissory Notes held by Mr. Chunyi Hao. In connection with the closing of the Business Combination, Tristar, the Company and Mr. Chunyi Hao, entered into a letter agreement, pursuant to which the Tristar Promissory Notes were forgiven by Mr. Chunyi Hao in exchange for the issuance of the New Promissory Notes. The New Promissory Notes are unsecured and shall be due and payable on August 2, 2025. The New Promissory Notes do not bear any interest pursuant to the terms of the related contract. As of the date of this annual report, the Group was engaged in negotiations with Mr. Chunyi Hao to work out an arrangement for overdue payments. As of June 30, 2025, the outstanding aggregate principal of the New Promissory Notes was $1,300,000.
[2]	The balance represents the capital contribution that the Company is obligated to pay to related parties.
[3]	The balance represents the amount outstanding from the interest-bearing loan provided by the related party, with an annual interest rate of 5.5%. For the year ended June 30, 2025, the interest expenses were $16,742.
[4]	The balance represents the advance funds received from related parties for daily operational purposes.
[5]	On March 15, 2024, the Group entered into Line of Credit Agreements with two existing shareholders, Hades Capital Limited and Stony Holdings Limited (collectively “Helport Shareholders”), which provide the Group with unsecured lines of credit in the principal maximum amount of $4,000,000 and $2,000,000, respectively. The principal indebtedness under the Line of Credit Agreements will mature on the third anniversary of the date the Line of Credit Agreements were entered into, at an interest rate of 0% per annum. As of June 30, 2024, an aggregate of $84,991 were drawn from such lines of credit. As of June 30, 2025, the Group had fully settled the outstanding balance.